Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0001159408
Registrant Name	FORD CREDIT FLOORPLAN MASTER OWNER TRUST A
Registration File Number	333-283567
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A